OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Tables)	12 Months Ended
Dec. 31, 2013
Payables and Accruals [Abstract]
Schedule of Accounts Payable and Accrued Liabilities [Table Text Block]	Other accounts payable and accrued expenses consisted of the following:
	December 31,
	2013	2012
Employees and payroll accruals	$1,029	$946
Accrued expenses	355	442
	$1,384	$1,388